Exceptional items (Details) £ in Millions, R in Millions		6 Months Ended			12 Months Ended
	Sep. 30, 2022 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 GBP (£)	Jun. 30, 2022 GBP (£)
Disclosure Of Exceptional Items [Line Items]
Exceptional operating items		£ (1,058)		£ (908)
Non-operating items		16		(31)
Exceptional items before taxation		3,057		2,722
Items included in taxation		(650)		(634)
Profit for the period		2,407		2,088
Attributable to:
Equity shareholders of the parent company		2,295		1,965
Non-controlling interests		112		123
Profit for the period		2,407		2,088
Decrease in working capital		(1,365)		(510)
Sales		13,219		11,753
Operating profit		3,161		2,743
USL Popular brand
Attributable to:
Consideration received	£ 87
Total exceptional items
Disclosure Of Exceptional Items [Line Items]
Exceptional operating items		(33)		0
Non-operating items		16		(31)
Exceptional items before taxation		(17)		(31)
Items included in taxation		70		0
Profit for the period		53		(31)
Attributable to:
Equity shareholders of the parent company		52		(31)
Non-controlling interests		1		0
Profit for the period		53		(31)
Supply chain agility programme
Disclosure Of Exceptional Items [Line Items]
Other expenses		£ (47)		0
Attributable to:
Spanning programme, period		5 years	5 years
Supply chain agility programme | Maximum
Attributable to:
Implementation cost, total		£ 500
Winding down Russian operations
Disclosure Of Exceptional Items [Line Items]
Other expenses					£ (50)
Other expense released		14		0
Archers brand
Disclosure Of Exceptional Items [Line Items]
Non-operating items		20		0
USL Popular brand
Disclosure Of Exceptional Items [Line Items]
Non-operating items		4		0
USL Popular brand | USL Popular brand
Attributable to:
Non-controlling interests	9
Decrease in working capital	31
Decrease intangible assets	22
Goodwill derecognized	£ 16
Sales		225
Operating profit		5
Disposal-related costs		(4)
United National Breweries
Disclosure Of Exceptional Items [Line Items]
Non-operating items		2	R 46	2
Guinness Cameroon S.A.
Disclosure Of Exceptional Items [Line Items]
Non-operating items		(2)		0
Meta Abo Brewery
Disclosure Of Exceptional Items [Line Items]
Non-operating items		0		(33)
Step acquisition - Mr Black
Disclosure Of Exceptional Items [Line Items]
Non-operating items		(8)		0
Tax on exceptional operating items
Disclosure Of Exceptional Items [Line Items]
Items included in taxation		12		0
Tax on exceptional non-operating items
Disclosure Of Exceptional Items [Line Items]
Items included in taxation		1		0
Exceptional taxation
Disclosure Of Exceptional Items [Line Items]
Items included in taxation		£ 57		£ 0